Interest and similar income	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest and similar income

31.	Interest and similar income

Interest and similar income in the consolidated income statement comprise interest accrued during the year on all financial assets with either an implicit or explicit return, calculated by applying the effective interest method, irrespective of the fair value measurement, and adjustments to income as a result of hedge accounting. Interest is recognized on a gross basis, without the deduction of withholding taxes.

The breakdown of the main items of interest and similar income earned in 2024, 2023 and 2022 is presented below:

Thousand of Reais	2024	2023	2022

Cash and balances with the Brazilian Central Bank	17,990,483	13,807,832	10,202,362
Loans and advances - Credit institutions	2,992,514	2,234,602	2,722,311
Loans and advances - Customers	75,859,217	81,330,804	73,596,047
Debt instruments	29,500,935	24,195,031	22,001,700
Pension Plans (note 21)	36,014	36,973	19,587
Other interest	10,804,315	6,677,465	6,683,111
Total	137,183,478	128,282,707	115,225,118